Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2014, 2013 and 2012 follows:

(dollars in thousands, except per share data)
	2014	2013	2012
For the years ended December 31:
Net income	$44,193	39,812	37,534
Less: Net income allocated to participating securities	43	45	43
Net income allocated to common shareholders	$44,150	39,767	37,491
Basic EPS:
Distributed earnings allocated to common stock	$24,866	24,745	24,607
Undistributed earnings allocated to common stock	19,284	15,022	12,884
Net income allocated to common shareholders	$44,150	39,767	37,491
Weighted average common shares outstanding including participating securities	94,721	94,266	93,739
Less: Participating securities	93	106	106
Weighted average common shares	94,628	94,160	93,633
Basic EPS	$0.467	0.422	0.400

Diluted EPS:
Net income allocated to common shareholders	$44,150	39,767	37,491
Weighted average common shares for basic EPS	94,628	94,160	93,633
Effect of Dilutive Securities:
Stock Options	125	46	4
Weighted average common shares including potential dilutive shares	94,753	94,206	93,637

Diluted EPS	$0.466	0.422	0.400